Condensed Consolidating Financial Information - Condensed Consolidating Statements of Operations (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues:
Oil & natural gas sales									$ 374,042	$ 409,070	$ 219,552
Other income										12
Total revenues	$ 96,760	$ 111,654	$ 78,605	$ 87,023	$ 111,742	$ 99,035	$ 110,569	$ 87,736	374,042	409,082	219,552
Costs and expenses:
Lease operating									24,903	17,570	17,207
Gathering, processing, and transportation									72,554	45,956	17,666
Gathering, processing, and transportation – affiliate									25,403
Exploration									8,969	13,853	1,034
Taxes other than income									14,896	12,610	8,699
Depreciation, depletion, and amortization									188,742	128,238	70,903
Impairment of proved oil and natural gas properties									0	24,576	2,528
Incentive unit compensation expense									35,142	943,949	34,997
General and administrative									46,288	38,549	35,414
Accretion of asset retirement obligations									417	533	593
(Gain) loss on commodity derivatives									(281,249)	(257,734)	(3,161)
(Gain) loss on sale of properties									(47)	3,057	(82,773)
Other, net										(1)	2
Total costs and expenses									136,018	971,156	103,109
Operating income (loss)	51,330	120,415	(41,593)	107,872	263,421	47,123	(899,962)	27,344	238,024	(562,074)	116,443
Other income (expense):
Interest expense, net									(39,396)	(50,283)	(24,948)
Loss on extinguishment of debt										(37,248)
Equity earnings from subsidiaries									0	0	0
Other, net									(1,022)	320	143
Total other income (expense)									(40,418)	(87,211)	(24,805)
Income (loss) from continuing operations before income taxes									197,606	(649,285)	91,638
Income tax benefit (expense)									(100,005)	(102,392)	(1,311)
Net income (loss) from continuing operations	16,980	56,726	(26,614)	50,509	170,020	10,730	(941,803)	9,376	97,601	(751,677)	90,327
Discontinued Operations
Income (loss) before income taxes									(397,666)	114,193	61,313
Income tax benefit (expense)									2,175	1,421	(308)
Net income (loss) from discontinued operations									(395,491)	115,614	61,005
Net income (loss)									(297,890)	(636,063)	151,332
Net income (loss) attributable to noncontrolling interest	70,081	(191,807)	(113,771)	(158,041)	161,661	102,109	(105,094)	(31,888)	(393,538)	126,788	49,830
Net income (loss) attributable to Memorial Resource Development Corp.	$ 89,987	$ (135,255)	$ (140,473)	$ (112,149)	$ 328,859	$ 112,037	$ (1,053,443)	$ (23,516)	95,648	(762,851)	101,502
Parent [Member]
Revenues:
Oil & natural gas sales									0	0	0
Other income										5
Total revenues									0	5	0
Costs and expenses:
Lease operating									0	0	0
Gathering, processing, and transportation									0	0	0
Gathering, processing, and transportation – affiliate									0
Exploration									0	0	0
Taxes other than income									3,833	0	0
Depreciation, depletion, and amortization									4,191	1,133	0
Impairment of proved oil and natural gas properties										0	0
Incentive unit compensation expense									35,142	111,866	0
General and administrative									43,624	13,232	0
Accretion of asset retirement obligations									0	0	0
(Gain) loss on commodity derivatives									(281,250)	(277,129)	0
(Gain) loss on sale of properties									0	0	0
Other, net										0	0
Total costs and expenses									(194,460)	(150,898)	0
Operating income (loss)									194,460	150,903	0
Other income (expense):
Interest expense, net									(39,308)	(19,532)	0
Loss on extinguishment of debt										(23,562)
Equity earnings from subsidiaries									16,434	(809,017)	0
Other, net									(100)	0	0
Total other income (expense)									(22,974)	(852,111)	0
Income (loss) from continuing operations before income taxes									171,486	(701,208)	0
Income tax benefit (expense)									(75,838)	(83,373)	0
Net income (loss) from continuing operations									95,648	(784,581)	0
Discontinued Operations
Income (loss) before income taxes									0	0	0
Income tax benefit (expense)									0	0	0
Net income (loss) from discontinued operations									0	0	0
Net income (loss)									95,648	(784,581)	0
Net income (loss) attributable to noncontrolling interest									0	0	0
Net income (loss) attributable to Memorial Resource Development Corp.									95,648	(784,581)	0
Guarantor Subsidiaries [Member]
Revenues:
Oil & natural gas sales									374,042	409,070	202,423
Other income										7
Total revenues									374,042	409,077	202,423
Costs and expenses:
Lease operating									24,904	17,570	14,710
Gathering, processing, and transportation									72,555	45,956	17,666
Gathering, processing, and transportation – affiliate									25,403
Exploration									8,969	13,853	1,034
Taxes other than income									11,063	12,610	7,869
Depreciation, depletion, and amortization									184,551	127,105	61,990
Impairment of proved oil and natural gas properties										24,576	128
Incentive unit compensation expense									0	831,060	14,353
General and administrative									2,664	25,277	31,674
Accretion of asset retirement obligations									418	533	516
(Gain) loss on commodity derivatives									0	19,395	(3,179)
(Gain) loss on sale of properties									(47)	3,167	6,776
Other, net										0	0
Total costs and expenses									330,480	1,121,102	153,537
Operating income (loss)									43,562	(712,025)	48,886
Other income (expense):
Interest expense, net									(88)	(30,751)	(24,895)
Loss on extinguishment of debt										(13,686)
Equity earnings from subsidiaries									0	0	71,222
Other, net									(922)	319	141
Total other income (expense)									(1,010)	(44,118)	46,468
Income (loss) from continuing operations before income taxes									42,552	(756,143)	95,354
Income tax benefit (expense)									(24,167)	(19,028)	(164)
Net income (loss) from continuing operations									18,385	(775,171)	95,190
Discontinued Operations
Income (loss) before income taxes									0	0	0
Income tax benefit (expense)									0	0	0
Net income (loss) from discontinued operations									0	0	0
Net income (loss)									18,385	(775,171)	95,190
Net income (loss) attributable to noncontrolling interest									0	0	0
Net income (loss) attributable to Memorial Resource Development Corp.									18,385	(775,171)	95,190
Non-Guarantor Subsidiaries [Member]
Revenues:
Oil & natural gas sales									0	0	17,129
Other income										0
Total revenues									0	0	17,129
Costs and expenses:
Lease operating									0	0	2,605
Gathering, processing, and transportation									0	0	0
Gathering, processing, and transportation – affiliate									0
Exploration									0	0	0
Taxes other than income									0	0	830
Depreciation, depletion, and amortization									0	0	8,913
Impairment of proved oil and natural gas properties										0	2,400
Incentive unit compensation expense									0	1,023	20,644
General and administrative									0	16	3,616
Accretion of asset retirement obligations									0	0	77
(Gain) loss on commodity derivatives									0	0	18
(Gain) loss on sale of properties									0	(110)	(89,549)
Other, net										0	2
Total costs and expenses									0	929	(50,444)
Operating income (loss)									0	(929)	67,573
Other income (expense):
Interest expense, net									0	0	(53)
Loss on extinguishment of debt										0
Equity earnings from subsidiaries									0	0	0
Other, net									0	0	2
Total other income (expense)									0	0	(51)
Income (loss) from continuing operations before income taxes									0	(929)	67,522
Income tax benefit (expense)									0	0	(1,147)
Net income (loss) from continuing operations									0	(929)	66,375
Discontinued Operations
Income (loss) before income taxes									(397,664)	114,171	61,297
Income tax benefit (expense)									2,175	1,430	(308)
Net income (loss) from discontinued operations									(395,489)	115,601	60,989
Net income (loss)									(395,489)	114,672	127,364
Net income (loss) attributable to noncontrolling interest									386	32	267
Net income (loss) attributable to Memorial Resource Development Corp.									(395,875)	114,640	127,097
Eliminations [Member]
Revenues:
Oil & natural gas sales									0	0	0
Other income										0
Total revenues									0	0	0
Costs and expenses:
Lease operating									(1)	0	(108)
Gathering, processing, and transportation									(1)	0	0
Gathering, processing, and transportation – affiliate									0
Exploration									0	0	0
Taxes other than income									0	0	0
Depreciation, depletion, and amortization									0	0	0
Impairment of proved oil and natural gas properties										0	0
Incentive unit compensation expense									0	0	0
General and administrative									0	24	124
Accretion of asset retirement obligations									(1)	0	0
(Gain) loss on commodity derivatives									1	0	0
(Gain) loss on sale of properties									0	0	0
Other, net										(1)	0
Total costs and expenses									(2)	23	16
Operating income (loss)									2	(23)	(16)
Other income (expense):
Interest expense, net									0	0	0
Loss on extinguishment of debt										0
Equity earnings from subsidiaries									(16,434)	809,017	(71,222)
Other, net									0	1	0
Total other income (expense)									(16,434)	809,018	(71,222)
Income (loss) from continuing operations before income taxes									(16,432)	808,995	(71,238)
Income tax benefit (expense)									0	9	0
Net income (loss) from continuing operations									(16,432)	809,004	(71,238)
Discontinued Operations
Income (loss) before income taxes									(2)	22	16
Income tax benefit (expense)									0	(9)	0
Net income (loss) from discontinued operations									(2)	13	16
Net income (loss)									(16,434)	809,017	(71,222)
Net income (loss) attributable to noncontrolling interest									(393,924)	126,756	49,563
Net income (loss) attributable to Memorial Resource Development Corp.									$ 377,490	$ 682,261	$ (120,785)